Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Profit before tax	$ 87,727	$ 45,443	$ 29,326
Adjustments for:
Depreciation and amortization	3,670	3,563	2,612
Impairment loss on insurance receivables	3,154	5,181	2,861
Impairment of goodwill		41
(Gain) loss on disposal of property, premises and equipment	(26)	60
Realized loss (gain) on sale of financial assets at FVTPL	86	(396)	(1,599)
Fair value loss on investment properties	574	1,300	2,007
Realized loss on sale of investment properties	107	8	213
Loss (gain) on revaluation of financial assets at FVTPL	2,950	(3,089)	241
Loss on sale of bonds at fair value through OCI	619	88	411
Expected credit loss on financial assets	28	180	264
Share of (profit) loss from associates	(209)	7,248	1,479
Lease interest expense	132	358	203
Interest income	(20,381)	(14,049)	(12,169)
Share-based payment expense	2,754	1,871	450
Change in fair value of derivative financial liability	(2,933)	(690)	4,418
Net foreign exchange differences	9,138	4,897	(2,572)
Cash from operations before working capital changes	87,390	52,014	28,145
Working capital adjustments
Term deposits	(117,060)	(7,754)	(52,459)
Insurance receivables	(8,698)	(20,005)	(55,870)
Purchase of financial assets at FVTPL	(1,607)	(6,470)	(9,400)
Purchase of bonds through OCI	(189,256)	(159,041)	(237,528)
Proceeds from maturity of financial assets at amortized cost	312	169	133
Proceeds from sale/maturity of bonds at fair value through OCI	61,521	116,963	71,050
Proceeds from sale of financial assets at FVTPL	833	5,727	10,073
Reinsurance share of outstanding claims	(6,575)	5,237	(11,273)
Reinsurance share of unearned premiums	(6,395)	(14,047)	(16,160)
Deferred excess of loss premiums	(2,433)	(143)	(1,922)
Deferred policy acquisition costs	(4,550)	(9,670)	(13,459)
Other assets	(3,004)	1,150	(175)
Interest received	21,195	15,043	10,536
Additions to investment property	(10)	(36)	(74)
Proceeds from sale of investment property	518	1,120	3,526
Gross outstanding claims	58,671	83,644	79,202
Gross unearned premiums	25,306	51,458	71,054
Insurance payables	(2,707)	6,058	29,917
Other liabilities	876	8,013	3,447
Unearned commissions	3,083	2,687	2,128
Net cash flows (used in) from operating activities before tax	(82,590)	132,117	(89,109)
Income tax paid	(2,760)	(2,328)	(1,465)
Net cash flows (used in) from operating activities after tax	(85,350)	129,789	(90,574)
INVESTING ACTIVITIES
Purchases of property, premises and equipment	(749)	(1,486)	(344)
Proceeds from sale of premises and equipment	26
Acquisition of a subsidiary, net of cash acquired		(146)
Purchases of intangible assets	(517)	(859)	(1,561)
Net cash flows used in investing activities	(1,240)	(2,491)	(1,905)
FINANCING ACTIVITIES
Cash injection in connection with Business Combination			120,821
Consideration paid to shareholders as deemed settlement for shares			(80,000)
Dividends paid	(10,814)	(16,109)	(4,360)
Treasury shares	(2,394)
Lease liabilities payments	(1,041)	(783)	(796)
Net cash used in financing activities	(14,249)	(16,892)	35,665
NET CHANGE IN CASH AND CASH EQUIVALENTS	(100,839)	110,406	(56,814)
Net foreign exchange differences	(3,364)	(1,699)	(2,207)
Cash and cash equivalents at the beginning of the period	242,146	133,439	192,460
Cash and cash equivalents at the end of the period	$ 137,943	$ 242,146	$ 133,439